Schedule H, Line 4i: Schedule of Assets Held at End of Year	12 Months Ended
Dec. 31, 2025
Artesian 401(k) Retirement Plan [Member]
Schedule H, Line 4i: Schedule of Assets Held at End of Year [Abstract]
Schedule H, Line 4i: Schedule of Assets Held at End of Year
Artesian 401(k) Retirement Plan
EIN 51-0002090, Plan No. 003
Schedule H, Line 4i: Schedule of Assets Held at End of Year
December 31, 2025

(a)	(b)	(c)	(d)	(e)

	Identity of issuer, borrower, lessor, or similar party	Description of investment, including maturity date, rate of interest, collateral, par, or maturity value	Cost**	Current Value

*	Common Stock -
	Artesian Resources Corporation	Class A Non-Voting Common Stock		$2,666,229

	T Rowe Price Stable Value	Common/Collective Trust		2,130,992

	Mutual Funds -
	American Funds American Balanced Fund R6	Mutual Funds		4,042,342
	American Century Small Cap Value Fund R6	Mutual Funds		157,981
	American Funds 2010 Target Date Retirement Fund	Mutual Funds		249,301
	American Funds 2020 Target Date Retirement Fund	Mutual Funds		37,704
	American Funds 2025 Target Date Retirement Fund	Mutual Funds		1,502,529
	American Funds 2030 Target Date Retirement Fund	Mutual Funds		559,897
	American Funds 2035 Target Date Retirement Fund	Mutual Funds		2,129,434
	American Funds 2040 Target Date Retirement Fund	Mutual Funds		729,982
	American Funds 2045 Target Date Retirement Fund	Mutual Funds		5,637,000
	American Funds 2050 Target Date Retirement Fund	Mutual Funds		929,511
	American Funds 2055 Target Date Retirement Fund	Mutual Funds		3,408,491
	American Funds 2060 Target Date Retirement Fund	Mutual Funds		288,107
	American Funds 2065 Target Date Retirement Fund	Mutual Funds		252,568
	Columbia Small Cap Growth Fund 1	Mutual Funds		1,039,102
	Driehaus Emerging Markets Growth Fund	Mutual Funds		189,055
	JP Morgan Mid Cap Growth Fund	Mutual Funds		1,959,329
	Pioneer Bond Fund K	Mutual Funds		3,121,448
	Vanguard Total International Stock Index Admiral	Mutual Funds		1,499,508
	Vanguard 500 Index Fund Admiral	Mutual Funds		13,516,797
	Vanguard Mid-Cap Index Fund Admiral	Mutual Funds		954,928
	Vanguard Small-Cap Index Fund Admiral	Mutual Funds		1,535,914
	Vanguard Short-Term Investment-Grade Bond Fund Admiral	Mutual Funds		1,298,656
	Vanguard Total Bond Market Index Admiral	Mutual Funds		1,365,514
	Allspring Special Mid Cap Value Fund	Mutual Funds		2,241,933
	Dreyfus Government Cash Management Fund	Mutual Funds		972
				48,648,003

	Pooled Separate Accounts -
	Capital Group Europacific Growth SA	Pooled Separate Accounts		3,551,683
	JP Morgan Large Cap Value 1 Fund SA	Pooled Separate Accounts		7,622,643
	JP Morgan Large Cap Growth SA	Pooled Separate Accounts		15,490,964
				26,665,290

*	Participants' Notes Receivable	Interest rates range from 4.25% to 9.5%		209,625
				$80,320,139
*	Identifies the party as a "Party in Interest" as defined by ERISA.
**	Cost information is not required for participant directed investments and is therefore not included.